UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

SEC FILE NUMBER

811-01819

CUSIP NUMBER

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☒ Form N-CEN ☐ Form N-CSR

For Period Ended: December 31, 2018

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-CEN

For the Transition Period Ended: ______________________________

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Full Name of Registrant

CG Variable Annuity

Account II

Former Name if Applicable

N/A

Address of Principal Executive Office (Street and Number)

900 Cottage Grove Road, A4COL

City, State and Zip Code

Bloomfield, CT

06002

PART II — RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, Form N-CSR or Form N-CEN, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due dated; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25 (c) has been attached if applicable.

SEC 1344 (04-09)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, N-CEN or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant is unable to complete and file its Form N-CEN relating to the December 31, 2018 fiscal year in the prescribed period of time without unreasonable effort or expense because the Registrant was required to request series and contract identifiers in order to file N-CEN. The Registrant currently expects to file its Form N-CEN on or before the 15th calendar day following the prescribed due date.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Douglas McIntosh	860	534-6013
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).    Yes  ☒    No  ☐

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ?    Yes  ☐    No  ☒

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

CG Variable Annuity Account II

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	March 19, 2019	By:	/s/ Douglas McIntosh

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

Jeffrey Krauss, CLU, ChFC

Director of Compliance

Corporate Insurance

March 20, 2019

Jerald Wirzman Prudential Investment Management Services LLC	Connecticut General Life Insurance Co. 900 Cottage Grove Rd, A4COL Bloomfield, CT 06002 Telephone 860.226.9018 Facsimile 860.226.8292 jeffrey.krauss@cigna.com

RE: Authorization to file with SEC

This letter shall serve as documentation that Cigna has authorized Prudential Retirement Insurance and Annuity Company to sign on behalf of the Registrant Cigna VCA II and Registrant VCA I.

Sincerely,

Jeffrey Krauss

Chief Compliance Officer and Registered Principal of Cigna Benefits Financing, Inc. Member FINRA •

An affiliate of Connecticut General Life Insurance Company.

“Cigna” is a registered service mark and the “Tree of Life” logo is a service mark of Cigna Intellectual Property, Inc., licensed for use by Cigna Corporation and its operating subsidiaries. All products and services are provided by or through such operating subsidiaries, including Cigna Benefits Financing, Inc. and Connecticut General Life Insurance Company, and not by Cigna Corporation.